Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company has issued stock options to (i) new hires and newly appointed directors, (ii) periodically to substantially all employees. The Nominating and Corporate Governance Committee and Compensation Committee have also approved annual stock option awards to all directors. In determining the timing and terms of equity incentive awards, the Compensation Committee has not taken material nonpublic information into account with respect to timing or terms of awards, other than to the extent that nonpublic performance information may be considered when evaluating performance of officers, directors, and employees in relation to award amounts. The Compensation Committee has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company has issued stock options to (i) new hires and newly appointed directors, (ii) periodically to substantially all employees. The Nominating and Corporate Governance Committee and Compensation Committee have also approved annual stock option awards to all directors.
Award Timing, How MNPI Considered	In determining the timing and terms of equity incentive awards, the Compensation Committee has not taken material nonpublic information into account with respect to timing or terms of awards, other than to the extent that nonpublic performance information may be considered when evaluating performance of officers, directors, and employees in relation to award amounts.